Financial Assets at Amortised Cost (Tables)	12 Months Ended
Dec. 31, 2019
Financial Assets at Amortised Cost [Abstract]
Table of Other Financial Assets

	December 31, 2019	December 31, 2018
Financial assets pledged as collateral	5,918,650	5,576,829
Other receivables	4,762,528	2,696,999
Receivable from financial institution for spot transactions pending settlement	253,523	10,525,742
Receivable from non-financial institution for spot transactions pending settlement	27,779	140,067
Others	161,406	847,055
Allowances for loan losses	(226,349)	(3)

TOTAL	10,897,537	19,786,689

Table of Loans and Advances to Financial Institutions

	December 31, 2019	December 31, 2018
Loans and advances to financial institutions	5,198,021	14,874,564
Allowances for loan losses	(128,088)	(51,512)

TOTAL	5,069,933	14,823,052

Table of Loans and Advances to Customers

	December 31, 2019	December 31, 2018
Credit Cards	72,065,842	64,408,377
Consumer loans	23,594,950	36,244,344
Other financing	22,990,706	21,616,264
Loans for the prefinancing and financing of exports	18,296,107	69,360,839
Overdrafts	14,397,300	18,135,783
Real estate mortgage	14,151,441	15,544,350
Commercial papers	12,336,236	17,806,133
Notes	11,360,539	19,597,217
Pledge loans	8,657,089	2,538,576
Receivables from financial leases	1,889,792	3,657,745
Loans to employees	1,714,373	1,854,451
Allowances for loan losses	(11,412,408)	(6,251,850)

TOTAL	190,041,967	264,512,229

Summary of maturity analysis of finance lease payments receivable
The following table shows the total gross investment of the finance leases (leasing) and the current value of the minimum payments to be received thereunder:

	December 31, 2019		December 31, 2018
	Total investment	Present value of minimum lease payments	Total investment	Present value of minimum lease payments
Term
Up to 1 year	955,198	952,166	1,503,361	1,496,760
From 1 to 5 years	940,549	937,626	2,176,421	2,160,985
More than 5 years	—	—	—	—

TOTAL	1,895,747	1,889,792	3,679,782	3,657,745

Principal		1,865,566		3,604,570
Interest accrued		24,226		53,175

TOTAL		1,889,792		3,657,745

Table of Reverse Repurchase Agreements

	December 31, 2019	December 31, 2018
Financial institutions	—	238,060
Argentine government	—	19,546,503
Allowances for loan losses	—	(218,419)

TOTAL	—	19,566,144